Net Income Per Ordinary Share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	53,859,537	54,118,764	54,129,439
Effect of dilutive share options outstanding (in shares)	473,924	671,899	719,607
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	54,333,461	54,790,663	54,849,046